Related Party Disclosures	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related party disclosures

15. Related party disclosures

Compensation of key management personnel of the Company

	2024	2023	2022
	(in thousands)
	£	£	£
Short-term employee benefits	2,021	2,684	2,770
Pension and other benefits	145	145	135
Share-based payments	1,456	3,154	4,255
	3,622	5,983	7,160

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting year. As at December 31, 2024, the Company had outstanding amounts due to key management personnel of £0.1 million (December 31, 2023: £nil).